23. REGULATORY CHARGES (Tables)	12 Months Ended
Dec. 31, 2020
Net movement in regulatory deferral account balances related to profit or loss [abstract]
Schedule of information about amounts recognised in relation to regulatory deferral account balances
	2020	2019
Liabilities
Global Reversion Reserve (RGR)	28	31
Energy Development Account (CDE)	64	58
Grantor inspection fee – ANEEL	3	3
Energy Efficiency Program	265	255
Research and development (R&D)	225	199
Energy System Expansion Research	4	3
National Scientific and Technological Development Fund	8	6
Proinfa – Alternative Energy Program	7	8
Royalties for use of water resources	13	10
Emergency capacity charge	26	26
Customer charges – Tariff flags	90	—
Others	4	5
	737	604

Current liabilities	446	457
Non-current liabilities	291	147